Checking Accounts (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Checking accounts [Line Items]
Banking accounts	R$ 10,972,294	R$ 9,316,715
Merchants payment account	1,058,279	2,066,209
Net of checking accounts	R$ 12,030,573	R$ 11,382,924
Interest Rate CDI [Member]
Checking accounts [Line Items]
Interest rate in certificate of deposits - CDI	100.00%
Average interest rate (as a percent of CDI)	58.00%	72.00%